INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of comprehensive income
Revenue	€ 182,000	€ 203,000	€ 1,777,000	€ 557,000
Cost of goods sold	(63,000)	(82,000)	(685,000)	(198,000)
Gross profit	119,000	121,000	1,092,000	359,000
Research and Development Expense	(4,221,000)	(3,517,000)	(11,286,000)	(9,009,000)
Selling, General and Administrative Expense	(4,763,000)	(4,496,000)	(13,492,000)	(10,775,000)
Other income/(expense)	87,000	(178,000)	237,000	(274,000)
Operating loss for the period	(8,778,000)	(8,070,000)	(23,449,000)	(19,699,000)
Financial income	5,127,000	29,000	11,372,000	72,000
Financial expense	(2,524,000)	(585,000)	(5,473,000)	(1,484,000)
Loss for the period before taxes	(6,175,000)	(8,626,000)	(17,550,000)	(21,111,000)
Income taxes	(65,000)	(136,000)	(379,000)	(260,000)
Loss for the period	(6,240,000)	(8,762,000)	(17,929,000)	(21,371,000)
Loss attributable to equity holders	(6,240,000)	(8,762,000)	(17,929,000)	(21,371,000)
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	100,000	(54,000)	(14,000)	138,000
Total comprehensive loss for the year, net of tax	(6,140,000)	(8,816,000)	(17,943,000)	(21,233,000)
Loss attributable to equity holders	€ (6,140,000)	€ (8,816,000)	€ (17,943,000)	€ (21,233,000)
Basic Loss Per Share (in EUR)	€ (0.242)	€ (0.348)	€ (0.695)	€ (0.923)
Diluted Loss Per Share (in EUR)	€ (0.242)	€ (0.348)	€ (0.695)	€ (0.923)